Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 2,273,000	$ 3,127,000	$ 4,969,000	$ 6,506,000	$ 12,161,419	$ 4,527,879
Cost of revenue	450,000	554,000	971,000	1,160,000	2,188,583	1,422,542
Gross profit	1,823,000	2,573,000	3,998,000	5,346,000	9,972,836	3,105,337
Operating expenses:
General and administrative expenses	5,906,000	7,113,000	13,556,000	14,546,000	27,287,345	16,548,902
Depreciation and amortization expense	303,000	300,000	608,000	547,000	1,150,471	24,179
Total operating expenses	6,209,000	7,413,000	14,164,000	15,093,000	28,437,816	16,573,081
Operating loss	(4,386,000)	(4,840,000)	(10,166,000)	(9,747,000)	(18,464,980)	(13,467,744)
Other expenses (income):
GEM settlement fee expense						200,000
Interest income	(3,000)		(6,000)		(2,955)	(10)
Gain on extinguishment of liabilities	(715,000)	(146,000)	(715,000)	(4,489,000)	(4,488,627)	(680,762)
Gain on release of Vidello revenue holdback					(973,000)
Loss on debt issuance	159,000	169,000	208,000	443,000	444,000	653,208
Loss on private placement issuance		837,000	1,598,000	837,000	4,873,509
Loss on issuance of term notes					110,500
Loss on issuance of convertible bridge notes					152,826
Loss on conversion and settlement of Alco promissory notes – related party						(4,808,882)
Loss on conversion and settlement of CP BF notes – related party						(6,529,402)
Loss on extinguishment of debt, net	52,000		58,000	1,770,000	2,402,732	1,071,563
Change in fair value of convertible notes	(179,000)	79,000	(551,000)	238,000	(1,987,203)	693,000
Change in fair value of term notes					173,055	88,588
Change in fair value of convertible bridge notes					(46,253)	(10,176)
Yorkville prepayment premium expense						80,760
Loss on Yorkville SEPA advances	199,000	362,000	227,000	747,000	974,079
Vidello earnout expense					485,720
Failed acquisition costs					1,382,002
Goodwill impairment						2,725,460
Other (income) expense, net	224,000	1,336,000	774,000	1,211,000	(726,572)	88,329
Total other expenses, net	660,000	3,319,000	3,349,000	1,982,000	3,966,478	18,045,645
Loss before income taxes	(5,046,000)	(8,159,000)	(13,515,000)	(11,729,000)	(22,431,458)	(31,513,389)
Income tax expense	(81,000)	(231,000)	(133,000)	(157,000)	60,617
Net loss	(4,965,000)	(7,928,000)	(13,382,000)	(11,572,000)	(22,492,075)	(31,513,389)
Deemed dividend - Series A and Series B warrant modification (net of tax)						(418,360)
Net loss attributable to common shareholders	$ (4,965,000)	$ (7,928,000)	$ (13,382,000)	$ (11,572,000)	$ (22,492,075)	$ (31,095,029)
Net loss per share attributable to common shareholders
Net loss per share attributable to common shareholders, basic	$ (30.46)	$ (792.80)	$ (113.41)	$ (1,446.50)	$ (1,189.11)	$ (13,950.21)
Net loss per share attributable to common shareholders, diluted	$ (30.46)	$ (792.80)	$ (113.41)	$ (1,446.50)	$ (1,189.11)	$ (13,950.21)
Weighted average common shares outstanding
Basic	163,000	10,000	118,000	8,000	18,915	2,229
Diluted	163,000	10,000	118,000	8,000	18,915	2,229
Nonrelated Party [Member]
Other expenses (income):
Interest expense	$ 129,000		$ 138,000		$ 1,227,509
Change in fair value of warrant liability					(1,243,528)	(626,000)
Change in fair value of financial instruments – related party	571,000	126,000	1,179,000	266,000
Related Party [Member]
Other expenses (income):
Interest expense	202,000	537,000	396,000	895,000	1,156,984	3,047,101
Loss on conversion and settlement of Alco promissory notes – related party						4,808,882
Loss on conversion and settlement of CP BF notes – related party						6,529,402
Change in fair value of warrant liability					(2,300)	(572,700)
Change in fair value of financial instruments – related party	$ 21,000	$ 19,000	$ 43,000	$ 64,000
Change in fair value of bifurcated embedded derivative assets					$ 54,000	$ (51,000)